United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/10

Date of Reporting Period:  Quarter ended 08/31/10

Item 1.                      Schedule of Investments

Federated Total Return Bond Fund

Portfolio of Investments

August 31, 2010 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 36.9%
		Basic Industry - Chemicals – 0.5%
$3,030,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	3,342,040
9,020,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	11,331,952
1,050,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	1,147,812
3,650,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	4,397,517
3,670,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	3,926,787
1,860,000		Praxair, Inc., 4.625%, 3/30/2015	2,097,133
1,750,000		RPM International, Inc., 6.50%, 2/15/2018	1,957,590
1,450,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	1,587,622
3,000,000		Rohm & Haas Co., 6.00%, 9/15/2017	3,346,056
3,060,000		Sherwin-Williams Co., 3.125%, 12/15/2014	3,237,909
		TOTAL	36,372,418
		Basic Industry - Metals & Mining – 1.5%
650,000		Alcan, Inc., 5.00%, 6/1/2015	712,638
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,441,791
850,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	916,368
5,030,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	6,115,645
1,500,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	1,592,345
3,100,000		ArcelorMittal, 6.125%, 6/1/2018	3,316,089
8,300,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	8,134,319
1,670,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,692,043
3,000,000		BHP Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	3,672,802
14,320,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	17,969,336
3,000,000		Barrick N.A. Finance LLC, Company Guarantee, 6.80%, 9/15/2018	3,768,201
1,210,000	[1,2]	Codelco, Inc., Bond, 5.625%, 9/21/2035	1,348,483
420,000	[1,2]	Codelco, Inc., Sr. Unsecd. Note, 4.75%, 10/15/2014	462,804
5,300,000		Newmont Mining Corp., Company Guarantee, 5.125%, 10/1/2019	5,878,806
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,496,430
9,180,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	10,215,713
8,000,000		Rio Tinto Finance USA Ltd., 9.00%, 5/1/2019	11,088,970
2,410,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	2,859,531
7,205,000		Rio Tinto Finance USA Ltd., Company Guarantee, 8.95%, 5/1/2014	8,858,515
2,180,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	2,367,388
8,090,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	9,054,600
2,200,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	2,287,616
		TOTAL	106,250,433
		Basic Industry - Paper – 0.4%
540,000		International Paper Co., Bond, 7.30%, 11/15/2039	616,414
15,200,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	18,114,224
304,000		Westvaco Corp., 7.65%, 3/15/2027	321,358
2,250,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	2,360,515
4,000,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	4,080,100
3,900,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	4,274,700
		TOTAL	29,767,311
		Capital Goods - Aerospace & Defense – 0.3%
600,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	665,921

Principal Amount or Shares			Value
$3,200,000		Boeing Capital Corp., Sr. Note, 3.25%, 10/27/2014	3,420,433
1,220,000		Boeing Co., 4.875%, 2/15/2020	1,400,388
4,500,000		Boeing Co., Note, 5.125%, 2/15/2013	4,941,422
3,925,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	4,327,313
2,910,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	3,131,891
1,740,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	1,766,427
2,165,000		Raytheon Co., Sr. Unsecd. Note, 5.375%, 4/1/2013	2,400,695
1,000,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	1,103,784
		TOTAL	23,158,274
		Capital Goods - Building Materials – 0.3%
12,995,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	13,088,975
4,090,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	4,236,688
		TOTAL	17,325,663
		Capital Goods - Construction Machinery – 0.1%
5,000,000		Caterpillar, Inc., 7.00%, 12/15/2013	5,922,800
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	77,654
500,000		John Deere Capital Corp., 7.00%, 3/15/2012	548,049
2,500,000		John Deere Capital Corp., Bond, 5.10%, 1/15/2013	2,737,480
		TOTAL	9,285,983
		Capital Goods - Diversified Manufacturing – 0.8%
2,020,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	2,245,098
3,540,000		Dover Corp., Note, 5.45%, 3/15/2018	4,162,667
1,130,000		Emerson Electric Co., 4.875%, 10/15/2019	1,301,758
2,500,000		General Electric Co., Sr. Unsecd. Note, 5.00%, 2/1/2013	2,717,784
3,560,000		Harsco Corp., 5.75%, 5/15/2018	4,138,191
3,760,000		Hubbell, Inc., 5.95%, 6/1/2018	4,523,872
2,000,000	[1,2]	Hutchison Whampoa International Ltd., 7.625%, 4/9/2019	2,458,666
3,900,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 4.625%, 9/11/2015	4,143,668
1,745,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	2,118,051
2,520,000		Roper Industries, Inc., 6.625%, 8/15/2013	2,852,403
6,420,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.25%, 9/1/2019	7,452,214
4,740,000		Textron Financial Corp., 5.40%, 4/28/2013	4,963,339
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	1,471,925
1,710,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,937,616
3,680,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	4,120,124
6,650,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	7,244,145
		TOTAL	57,851,521
		Capital Goods - Environmental – 0.2%
6,360,000		Republic Services, Inc., Company Guarantee, Series WI, 5.50%, 9/15/2019	7,165,881
4,950,000		Republic Services, Inc., Company Guarantee, Series WI, 6.20%, 3/1/2040	5,714,140
1,500,000		Waste Management, Inc., 7.375%, 3/11/2019	1,882,804
		TOTAL	14,762,825
		Capital Goods - Packaging – 0.0%
940,000		Pactiv Corp., 6.40%, 1/15/2018	970,383
		Communications - Media & Cable – 0.6%
182,000		Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 3/15/2013	212,189
5,100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	5,859,017
4,700,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	5,580,607
2,400,000		Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012	2,787,157

Principal Amount or Shares			Value
$6,335,000		Cox Communications, Inc., 7.125%, 10/1/2012	7,047,345
1,250,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	1,471,733
4,880,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	6,256,092
7,270,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	9,549,479
3,200,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	3,659,327
		TOTAL	42,422,946
		Communications - Media Noncable – 0.5%
4,925,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	5,340,709
3,130,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	3,188,801
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	290,623
7,088,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	8,341,741
6,000,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	7,048,502
1,760,000		News America, Inc., Company Guarantee, 5.65%, 8/15/2020	2,011,761
1,000,000		News America, Inc., Company Guarantee, 6.90%, 8/15/2039	1,202,660
6,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	6,241,983
2,546,000		Univision Communications, Inc., 7.85%, 7/15/2011	2,533,270
		TOTAL	36,200,050
		Communications - Telecom Wireless – 0.5%
7,430,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	10,972,224
3,460,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	3,931,857
11,000,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	11,968,242
4,150,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/15/2017	4,443,898
460,000		Vodafone Group PLC, 5.35%, 2/27/2012	486,959
4,730,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	5,377,474
		TOTAL	37,180,654
		Communications - Telecom Wirelines – 1.7%
27,200,000		AT&T, Inc., 6.70%, 11/15/2013	31,590,104
2,500,000		AT&T, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2014	2,825,538
3,600,000		Alltel Corp., Deb., 6.50%, 11/1/2013	4,120,904
6,050,000		CenturyLink, Inc., Sr. Note, 6.15%, 9/15/2019	6,155,004
8,165,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	8,995,867
2,470,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	2,865,298
5,000,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	6,198,325
4,195,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	4,204,459
20,215,000		Telefonica Europe BV, Company Guarantee, 7.75%, 9/15/2010	20,241,212
4,070,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	4,435,997
16,700,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.10%, 4/15/2018	19,715,449
3,260,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	3,952,450
1,000,000		Verizon Florida LLC, Sr. Unsecd. Note, Series F, 6.125%, 1/15/2013	1,095,934
		TOTAL	116,396,541
		Consumer Cyclical - Automotive – 1.2%
4,660,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	5,013,795
4,950,000	[1,2]	American Honda Finance Corp., 7.625%, 10/1/2018	6,262,360
25,920,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	29,601,995
2,400,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	3,297,072
4,090,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	4,480,171
14,975,000		Johnson Controls, Inc., Sr. Unsecd. Note, 4.875%, 9/15/2013	16,324,317
2,700,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	2,985,468
9,440,000	[1,2]	Nissan Motor Acceptance Corp., Note, 4.50%, 1/30/2015	10,075,348

Principal Amount or Shares			Value
$4,210,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	4,305,541
		TOTAL	82,346,067
		Consumer Cyclical - Entertainment – 1.1%
12,000,000	[1]	Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	12,976,650
1,170,000		International Speedway Corp., 5.40%, 4/15/2014	1,246,319
2,280,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 5.15%, 4/30/2020	2,482,779
2,325,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 6.40%, 4/30/2040	2,631,952
17,900,000		Time Warner, Inc., 5.50%, 11/15/2011	18,819,155
2,000,000		Time Warner, Inc., Company Guarantee, 6.10%, 7/15/2040	2,180,589
5,480,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	6,043,943
18,795,000		Time Warner, Inc., Company Guarantee, 6.875%, 5/1/2012	20,530,145
6,750,000		Time Warner, Inc., Deb., 7.25%, 10/15/2017	8,313,759
3,800,000		Walt Disney Co., Sr. Unsecd. Note, Series MTNC, 5.70%, 7/15/2011	3,974,950
		TOTAL	79,200,241
		Consumer Cyclical - Lodging – 0.1%
6,050,000		Choice Hotels International, Inc., Sr. Unsecd. Note, 5.70%, 8/28/2020	6,130,522
850,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	868,925
		TOTAL	6,999,447
		Consumer Cyclical - Retailers – 0.6%
1,920,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	2,158,846
3,900,000		CVS Caremark Corp., Note, 6.60%, 3/15/2019	4,700,500
633,314	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	651,666
500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	523,799
3,985,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	4,578,160
3,230,000		Costco Wholesale Corp., 5.30%, 3/15/2012	3,459,399
2,520,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	2,570,400
3,080,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	3,145,450
4,500,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.65%, 8/15/2016	4,966,875
210,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	224,891
2,000,000		Target Corp., Sr. Unsecd. Note, 5.375%, 5/1/2017	2,335,722
1,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.80%, 2/15/2018	1,208,656
10,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.20%, 4/15/2038	12,403,255
		TOTAL	42,927,619
		Consumer Cyclical - Services – 0.1%
2,100,000		Boston University, 7.625%, 7/15/2097	2,612,534
200,000		Cintas Corp. No. 2, Company Guarantee, 6.00%, 6/1/2012	217,455
4,000,000		Yale University, Note, Series MTN, 2.90%, 10/15/2014	4,237,566
		TOTAL	7,067,555
		Consumer Cyclical - Textile – 0.0%
60,000		V.F. Corp., Note, 8.50%, 10/1/2010	60,375
		Consumer Non-Cyclical - Food/Beverage – 1.7%
4,870,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	5,738,081
4,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	4,767,594
3,210,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	3,792,173
1,510,000		Coca-Cola Enterprises, Inc., 4.25%, 3/1/2015	1,681,861
100,000		Coca-Cola Enterprises, Inc., Sr. Deb., 6.75%, 9/15/2023	127,879
3,500,000	[1,2]	Coca-Cola Femsa S.A.B de C.V., 4.625%, 2/15/2020	3,786,841
5,000,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	5,941,899
5,040,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	5,156,887

Principal Amount or Shares			Value
$3,380,000		General Mills, Inc., Note, 5.70%, 2/15/2017	4,022,354
2,000,000		Hershey Foods Corp., Sr. Unsecd. Note, 5.00%, 4/1/2013	2,205,185
2,880,000		Kellogg Co., 4.25%, 3/6/2013	3,099,477
2,295,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	2,495,750
3,750,000		Kraft Foods, Inc., 5.625%, 11/1/2011	3,951,930
500,000		Kraft Foods, Inc., 6.50%, 11/1/2031	580,296
19,208,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	20,878,731
120,000		Kraft Foods, Inc., Sr. Unsecd. Note, 2.625%, 5/8/2013	123,913
10,700,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	12,540,593
7,210,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	8,608,170
2,225,000		PepsiCo, Inc., 4.65%, 2/15/2013	2,427,967
4,250,000		PepsiCo, Inc., Note, 4.50%, 1/15/2020	4,748,640
3,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 7.90%, 11/1/2018	4,034,435
4,480,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	4,898,248
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	213,597
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	279,189
3,525,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	3,666,571
1,035,000		Sysco Corp., Sr. Note, 5.375%, 3/17/2019	1,220,170
1,380,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 2/12/2013	1,487,725
2,745,000		The Coca-Cola Co., 4.875%, 3/15/2019	3,166,694
		TOTAL	115,642,850
		Consumer Non-Cyclical - Health Care – 0.7%
1,125,000		Boston Scientific Corp., 4.50%, 1/15/2015	1,144,351
1,875,000		Boston Scientific Corp., 6.00%, 1/15/2020	1,985,689
8,500,000		Boston Scientific Corp., Sr. Unsecd. Note, 6.00%, 6/15/2011	8,761,112
2,140,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	2,559,425
3,000,000		Covidien International Finance SA, 5.45%, 10/15/2012	3,278,844
3,660,000		Express Scripts, Inc., Company Guarantee, 5.25%, 6/15/2012	3,911,066
1,800,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	2,274,227
4,500,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	4,632,633
880,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	881,817
1,600,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	1,692,387
8,885,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.40%, 7/1/2017	10,384,201
5,380,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.15%, 12/28/2012	5,487,473
1,760,000		Zimmer Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	2,007,678
		TOTAL	49,000,903
		Consumer Non-Cyclical - Pharmaceuticals – 0.6%
10,670,000		Abbott Laboratories, 5.15%, 11/30/2012	11,705,551
1,000,000		Abbott Laboratories, Sr. Unsecd. Note, 5.60%, 11/30/2017	1,201,247
2,109,000		Eli Lilly & Co., Bond, 5.20%, 3/15/2017	2,448,632
3,000,000		Eli Lilly & Co., Note, 6.00%, 3/15/2012	3,241,193
400,000		Eli Lilly & Co., Unsecd. Note, 6.57%, 1/1/2016	486,247
3,740,000		Genentech, Inc., Note, 4.75%, 7/15/2015	4,229,909
2,000,000		GlaxoSmithKline Capital, Inc., 5.65%, 5/15/2018	2,378,438
10,730,000		Pfizer, Inc., Sr. Unsecd. Note, 6.20%, 3/15/2019	13,282,767
645,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	809,522
		TOTAL	39,783,506
		Consumer Non-Cyclical - Products – 0.3%
1,330,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	1,432,724

Principal Amount or Shares			Value
$5,740,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	5,944,886
1,000,000		Philips Electronics NV, 4.625%, 3/11/2013	1,083,303
2,840,000		Philips Electronics NV, 5.75%, 3/11/2018	3,327,094
445,000		Snap-On, Inc., 6.25%, 8/15/2011	466,756
2,190,000		Whirlpool Corp., 5.50%, 3/1/2013	2,354,252
8,080,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	8,825,170
		TOTAL	23,434,185
		Consumer Non-Cyclical — Supermarkets – 0.2%
4,000,000		Kroger Co., 7.50%, 1/15/2014	4,732,015
3,000,000		Kroger Co., Bond, 6.90%, 4/15/2038	3,781,914
5,060,000		Kroger Co., Note, 6.80%, 12/15/2018	6,176,249
		TOTAL	14,690,178
		Consumer Non-Cyclical - Tobacco – 0.4%
7,740,000		Altria Group, Inc., 9.25%, 8/6/2019	10,178,464
4,260,000		Philip Morris International, Inc., 5.65%, 5/16/2018	4,970,511
5,000,000		Philip Morris International, Inc., 6.875%, 3/17/2014	5,900,581
5,000,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	5,912,500
		TOTAL	26,962,056
		Energy - Independent – 1.3%
3,000,000		Apache Corp., Sr. Unsecd. Note, 5.10%, 9/1/2040	3,097,306
3,940,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	4,392,121
10,000,000		Canadian Natural Resources Ltd., 5.45%, 10/1/2012	10,792,418
350,000		Canadian Natural Resources Ltd., 6.70%, 7/15/2011	367,614
2,380,000		Devon Energy Corp., 6.30%, 1/15/2019	2,881,712
11,743,000		Devon Financing Corp., Company Guarantee, 6.875%, 9/30/2011	12,495,619
1,830,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	2,160,541
9,150,000		Mariner Energy, Inc., Company Guarantee, 8.00%, 5/15/2017	10,156,500
1,730,000		Pemex Project Funding Master, 5.75%, 12/15/2015	1,910,396
14,700,000	[1,2]	Petroleos Mexicanos, 4.875%, 3/15/2015	15,565,103
3,410,000	[1,2]	Petroleos Mexicanos, Company Guarantee, Series 144A, 5.50%, 1/21/2021	3,560,560
5,965,000	[1,2]	Petroleos Mexicanos, Note, Series 144A, 6.00%, 3/5/2020	6,481,399
9,510,000		XTO Energy, Inc., 6.375%, 6/15/2038	12,656,273
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	844,623
895,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	1,104,044
		TOTAL	88,466,229
		Energy - Integrated – 0.5%
100,000		BP PLC, Deb., 8.75%, 3/1/2032	111,000
9,000,000		Conoco, Inc., 7.25%, 10/15/2031	11,774,020
5,000,000		Hess Corp., 7.00%, 2/15/2014	5,862,907
5,260,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	5,463,437
2,000,000		Husky Energy, Inc., 5.90%, 6/15/2014	2,246,529
6,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	7,390,008
389,025	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	395,659
350,000	[1,2]	Statoil ASA, 5.125%, 4/30/2014	392,131
		TOTAL	33,635,691
		Energy - Oil Field Services – 0.2%
1,750,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	2,241,659
2,085,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	2,249,697
2,040,000		Weatherford International Ltd., 6.00%, 3/15/2018	2,262,957

Principal Amount or Shares			Value
$2,350,000		Weatherford International Ltd., 9.875%, 3/1/2039	3,295,794
		TOTAL	10,050,107
		Energy - Refining – 0.3%
9,980,000		Premcor Refining Group, Inc., 6.125%, 5/1/2011	10,311,514
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	4,416,950
4,390,000		Valero Energy Corp., 9.375%, 3/15/2019	5,610,669
900,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	963,625
		TOTAL	21,302,758
		Financial Institution - Banking – 7.2%
3,130,000	[1,2]	ANZ National (Int'l) Ltd., Company Guarantee, Series 144A, 2.375%, 12/21/2012	3,188,054
3,100,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	3,216,563
6,840,000		Bank of America Corp., Note, 4.50%, 4/1/2015	7,102,894
7,750,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	8,879,601
8,640,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	8,650,048
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	2,125,768
2,420,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	2,709,719
10,000,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	11,698,612
1,225,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.90%, 5/1/2013	1,302,473
8,800,000		Bank of America Corp., Sub. Note, 4.75%, 8/15/2013	9,322,422
2,500,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	2,225,000
1,050,000	[3]	Bear Stearns Cos., Inc., Note, 4.50%, 10/28/2010	1,056,872
1,870,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	2,094,349
16,230,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	19,596,763
4,500,000		Capital One Bank, Sub., 8.80%, 7/15/2019	5,717,577
2,360,000		Capital One Capital IV, 6.745%, 2/17/2037	2,271,500
285,000		Capital One Capital V, 10.25%, 8/15/2039	309,581
13,850,000		Capital One Capital VI, 8.875%, 5/15/2040	14,681,000
7,852,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	9,162,470
5,500,000		Citigroup, Inc., Note, 4.75%, 5/19/2015	5,677,126
11,600,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	12,579,552
20,000,000		Citigroup, Inc., Sr. Unsecd. Note, 6.50%, 8/19/2013	21,959,922
3,040,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	3,318,588
9,000,000		City National Capital Trust I, Jr. Sub. Note, 9.625%, 2/1/2040	9,511,668
3,410,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.75%, 10/15/2014	3,617,021
2,000,000		Credit Suisse (USA), Inc., 5.125%, 1/15/2014	2,200,172
59,501,000		Credit Suisse (USA), Inc., Note, 6.125%, 11/15/2011	63,282,230
4,094,000		Credit Suisse (USA), Inc., Note, 6.50%, 1/15/2012	4,395,953
2,060,000		Credit Suisse (USA), Inc., Sr. Note, 5.50%, 8/16/2011	2,156,688
1,000,000		Credit Suisse (USA), Inc., Unsecd. Note, 5.50%, 8/15/2013	1,103,826
1,250,000		Credit Suisse FB USA,Inc., Company Guarantee, 5.125%, 8/15/2015	1,398,330
3,000,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	3,056,250
6,000,000		Goldman Sachs Group, Inc., 6.00%, 5/1/2014	6,670,851
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,654,615
7,820,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	8,431,771
8,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.00%, 10/1/2014	8,638,894
1,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 10/15/2013	1,628,571
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.35%, 1/15/2016	1,085,766
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2020	12,434,531
17,385,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.45%, 11/1/2012	18,696,557

Principal Amount or Shares			Value
$9,310,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.15%, 4/1/2018	10,201,548
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.60%, 1/15/2012	1,070,367
15,250,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	16,317,269
4,000,000		HSBC Finance Corp., Sr. Unsecd. Note, 7.00%, 5/15/2012	4,336,593
1,000,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,062,792
1,660,000		J.P. Morgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,888,409
13,000,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	14,946,328
4,500,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,932,632
2,000,000		J.P. Morgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	2,047,339
3,150,000		J.P. Morgan Chase & Co., Sub., 5.75%, 1/2/2013	3,420,977
3,800,000		M & T Bank Corp., 5.375%, 5/24/2012	4,027,503
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	2,163,040
80,000		Marshall & Ilsley Bank, Milwaukee, 4.65%, 12/20/2012	85,849
200,000		Merrill Lynch & Co., Inc., Sr. Unsub., Series MLNP, 4.05%, 9/29/2010	200,331
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,036,015
650,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	697,257
12,350,000		Merrill Lynch & Co., Sr. Unsecd. Note, 5.45%, 2/5/2013	13,193,132
250,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	266,969
4,100,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	4,234,418
10,050,000		Morgan Stanley, Sr. Unsecd. Note, 5.05%, 1/21/2011	10,215,198
10,000,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	10,102,466
5,200,000		Morgan Stanley, Sr. Unsecd. Note, 5.625%, 9/23/2019	5,319,554
5,925,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	6,268,337
1,855,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	2,028,826
4,580,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	5,009,574
750,000		National City Bank, Pennsylvania, 7.25%, 10/21/2011	793,676
1,200,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, 2.50%, 11/13/2012	1,221,013
5,000,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, Series 144A, 3.70%, 11/13/2014	5,238,648
2,000,000		Northern Trust Corp., 4.60%, 2/1/2013	2,159,778
1,000,000		Northern Trust Corp., 4.625%, 5/1/2014	1,106,484
2,000,000		PNC Bank, N.A., Series BKNT, 6.00%, 12/7/2017	2,231,644
3,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	3,039,424
5,200,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	5,566,189
1,170,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	1,267,980
2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 6.70%, 6/10/2019	2,382,066
2,235,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	2,446,892
1,411,641	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	788,670
80,000		Southwest Bank AN M&I, Series CD2, 4.65%, 12/20/2012	85,849
1,660,000		Sovereign Bancorp, Inc., Sr. Unsecd. Note, 4.80%, 9/1/2010	1,661,037
750,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	828,272
1,500,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	1,645,468
2,180,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	2,430,626
2,000,000		US Bancorp, Sr. Note, Series MTN, 2.125%, 2/15/2013	2,053,036
1,000,000		Wachovia Bank N.A., 4.80%, 11/1/2014	1,085,806
2,300,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	2,494,519
12,620,000		Wachovia Corp., 5.75%, 2/1/2018	14,285,357
1,225,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.625%, 12/11/2017	1,383,497
1,530,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	1,567,561
6,600,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	7,105,875

Principal Amount or Shares			Value
$3,650,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	3,708,108
		TOTAL	503,460,346
		Financial Institution - Brokerage – 1.2%
5,180,000		BlackRock, Inc., 6.25%, 9/15/2017	6,122,424
10,830,000	[1,2]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.40%, 3/15/2018	11,226,366
7,925,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	8,557,096
2,820,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.95%, 6/1/2014	3,116,694
2,975,000		Eaton Vance Corp., 6.50%, 10/2/2017	3,512,541
2,645,000	[1,2]	FMR LLC, Bond, 7.57%, 6/15/2029	3,198,259
2,300,000	[1,2]	FMR LLC, Note, Series 144A, 7.49%, 6/15/2019	2,802,578
6,740,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	7,266,514
2,100,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	2,311,139
750,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	788,024
3,830,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	3,899,327
4,000,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	4,263,184
6,540,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	7,674,476
2,401,000	[4,5]	Lehman Brothers Holdings, Inc., 7.875%, 8/15/2011	516,215
1,750,000	[4,5]	Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015	376,250
980,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 4.00%, 1/15/2015	1,018,169
2,815,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	2,993,274
440,000		Nuveen Investments, 5.00%, 9/15/2010	441,100
440,000		Nuveen Investments, 5.50%, 9/15/2015	343,200
7,560,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	9,119,221
5,335,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	5,662,925
		TOTAL	85,208,976
		Financial Institution - Finance Noncaptive – 1.8%
126,000		Ally Financial, Inc., Company Guarantee, 6.00%, 4/1/2011	127,260
5,605,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	7,226,039
6,480,000		American Express Credit Corp., 5.875%, 5/2/2013	7,117,153
5,000,000		American Express Credit Corp., 7.30%, 8/20/2013	5,725,140
3,820,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 8/25/2014	4,202,346
500,000		American General Finance Corp., 4.00%, 3/15/2011	488,750
2,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	1,990,500
1,555,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,745,403
4,770,000		Berkshire Hathaway, Inc., Company Guarantee, 5.00%, 8/15/2013	5,291,370
5,210,000		Discover Bank, Sub., 8.70%, 11/18/2019	6,166,691
15,000,000		General Electric Capital Corp., 4.80%, 5/1/2013	16,216,276
14,210,000		General Electric Capital Corp., 5.625%, 5/1/2018	15,732,209
1,750,000		General Electric Capital Corp., 5.625%, 9/15/2017	1,939,207
1,000,000		General Electric Capital Corp., Note, 6.125%, 2/22/2011	1,026,582
4,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.80%, 1/8/2013	4,114,431
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.375%, 10/20/2016	2,226,448
5,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.50%, 1/8/2020	5,507,127
10,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 5.875%, 1/14/2038	10,327,171
3,200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 6.875%, 1/10/2039	3,754,514
200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series NOTZ, 5.00%, 6/15/2016	216,871
1,000,000		General Electric Capital Corp., Unsecd. Note, Series MTNA, 5.25%, 4/15/2013	1,002,240
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,362,750
1,000,000		HSBC Finance Corp., 5.00%, 6/30/2015	1,083,798

Principal Amount or Shares			Value
$50,000		HSBC Finance Corp., Sr. Unsecd. Note, 5.70%, 6/1/2011	51,759
1,000,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	632,500
5,320,000		International Lease Finance Corp., 4.875%, 9/1/2010	5,320,000
1,500,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.125%, 11/1/2010	1,501,875
1,000,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	1,037,500
1,620,000	[1,2]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	1,929,505
7,520,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	8,079,206
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	878,311
		TOTAL	125,020,932
		Financial Institution - Insurance - Health – 0.3%
3,530,000		CIGNA Corp., 6.35%, 3/15/2018	4,100,216
2,383,000		UnitedHealth Group, Inc., 6.00%, 11/15/2017	2,809,257
1,710,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.50%, 11/15/2012	1,846,917
4,795,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	5,647,660
2,890,000		Wellpoint, Inc., 5.85%, 1/15/2036	3,093,641
4,279,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	5,231,256
		TOTAL	22,728,947
		Financial Institution - Insurance - Life – 1.6%
730,000	[1,2]	AXA Equitable Life Insurance Co., Sub., 7.70%, 12/1/2015	843,939
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	4,183,003
1,160,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	1,304,728
3,600,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	4,545,114
2,070,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	2,390,100
16,522,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 6/1/2039	23,596,111
9,850,000	[1,2]	Met Life Global Funding I, Sr. Secd. Note, 5.125%, 11/9/2011	10,329,551
1,480,000		MetLife, Inc., 6.75%, 6/1/2016	1,757,642
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2069	2,772,000
3,000,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	3,577,280
5,000,000	[1,2]	New York Life Insurance Co., Sub. Note, 6.75%, 11/15/2039	6,477,584
11,450,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	13,628,114
4,045,000	[1,2]	Pacific Life Global Funding, Sr. Secd. Note, 5.15%, 4/15/2013	4,372,458
3,000,000	[1,2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	3,096,297
2,070,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	2,122,605
4,440,000		Prudential Financial, Inc., 5.15%, 1/15/2013	4,755,922
1,050,000		Prudential Financial, Inc., 6.625%, 12/1/2037	1,217,030
430,000		Prudential Financial, Inc., Sr. Note, 7.375%, 6/15/2019	522,843
2,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, 3.625%, 9/17/2012	2,590,121
11,325,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	12,197,802
6,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 2.75%, 1/14/2013	6,116,790
		TOTAL	112,397,034
		Financial Institution - Insurance - P&C – 0.8%
9,260,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	10,518,172
3,450,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	3,887,324
2,625,000		Allstate Corp., Unsecd. Note, 5.00%, 8/15/2014	2,947,247
1,000,000		Assured Guaranty US Holding, Inc., 7.00%, 6/1/2034	1,007,876
5,625,000		CNA Financial Corp., 6.50%, 8/15/2016	6,084,045
2,400,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	2,493,391
7,620,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	7,689,807
3,770,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	4,213,133

Principal Amount or Shares			Value
$3,590,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	4,186,285
1,000,000		Cincinnati Financial Corp., 6.92%, 5/15/2028	1,095,889
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	866,510
1,750,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,837,460
1,760,000	[1,2]	Nationwide Mutual Insurance Co., Note, Series 144A, 9.375%, 8/15/2039	2,138,587
2,600,000	[1,2]	TIAA Global Markets, Inc., 4.95%, 7/15/2013	2,859,582
2,395,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	2,743,496
3,350,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	3,274,625
		TOTAL	57,843,429
		Financial Institution - REITs – 1.1%
2,920,000		AMB Property LP, 6.30%, 6/1/2013	3,174,152
2,950,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	3,277,256
2,260,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.70%, 3/15/2017	2,544,620
5,250,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	5,886,114
870,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	897,559
10,480,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	11,235,985
5,350,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	5,849,064
1,000,000		Liberty Property LP, 6.625%, 10/1/2017	1,145,428
1,270,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	1,220,130
3,950,000		Prologis, Sr. Note, 5.50%, 4/1/2012	4,067,749
6,400,000		Prologis, Sr. Note, 6.875%, 3/15/2020	6,261,530
4,900,000		Prologis, Sr. Note, 7.625%, 8/15/2014	5,298,409
14,000,000		Simon Property Group LP, 6.125%, 5/30/2018	16,267,037
4,315,000		Simon Property Group LP, 6.75%, 5/15/2014	5,039,497
1,350,000		Simon Property Group, Inc., Note, 5.60%, 9/1/2011	1,402,036
4,140,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	4,570,182
		TOTAL	78,136,748
		Foreign - Local - Government – 0.0%
900,000		Ontario, Province of, 4.375%, 2/15/2013	973,152
		Municipal Services – 0.0%
790,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	763,156
1,560,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,458,834
		TOTAL	2,221,990
		Sovereign – 0.6%
1,415,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,445,055
3,900,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	4,945,557
2,160,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	2,143,660
18,850,000		Province of Saskatchewan Canada, Unsecd. Note, 9.125%, 2/15/2021	28,809,744
3,800,000	[1,2]	State of Qatar, 6.40%, 1/20/2040	4,598,000
		TOTAL	41,942,016
		Technology – 1.5%
5,650,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	5,931,619
1,110,000		BMC Software, Inc., 7.25%, 6/1/2018	1,339,119
4,450,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	4,551,719
18,510,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	21,806,256
4,730,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	5,860,830
1,030,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	1,058,207
13,385,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	15,347,522
4,200,000		Harris Corp., 5.95%, 12/1/2017	4,827,909

Principal Amount or Shares			Value
$4,340,000		Hewlett-Packard Co., 6.125%, 3/1/2014	5,024,624
2,890,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	3,381,662
2,500,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,760,683
5,000,000		IBM Corp., 7.625%, 10/15/2018	6,660,342
500,000		IBM Corp., Deb., 6.22%, 8/1/2027	611,995
135,000		IBM Corp., Deb., 7.50%, 6/15/2013	158,756
3,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	4,409,432
3,290,000		IBM Corp., Sr. Note, 5.70%, 9/14/2017	3,948,831
3,800,000		KLA-Tencor Corp., 6.90%, 5/1/2018	4,361,926
2,820,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	2,902,098
5,000,000		Oracle Corp., 5.00%, 7/8/2019	5,748,273
1,000,000		Oracle Corp., Note, 5.25%, 1/15/2016	1,162,296
500,000		Oracle Corp., Sr. Unsecd. Note, 5.75%, 4/15/2018	600,503
3,500,000		Pitney Bowes, Inc., Sr. Unsecd. Note, 4.625%, 10/1/2012	3,684,752
2,000,000		Pitney Bowes, Inc., Unsecd. Note, 3.875%, 6/15/2013	2,094,780
		TOTAL	108,234,134
		Transportation - Airlines – 0.1%
5,110,000		Southwest Airlines Co., 6.50%, 3/1/2012	5,440,165
		Transportation - Railroads – 0.4%
3,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	4,149,292
9,840,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	11,066,734
3,000,000		Canadian National Railway Co., 5.55%, 5/15/2018	3,535,800
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,225,674
295,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	302,933
3,900,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	4,553,156
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,737,424
2,000,000		Union Pacific Corp., 7.875%, 1/15/2019	2,630,313
		TOTAL	30,201,326
		Transportation - Services – 0.1%
2,030,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	2,368,758
250,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, Series 144A, 2.75%, 7/1/2013	255,112
2,690,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	2,913,362
		TOTAL	5,537,232
		Utility - Electric – 2.0%
2,500,000		Alabama Power Co., 5.70%, 2/15/2033	2,859,244
3,380,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	4,450,600
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	902,753
8,100,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	9,535,683
3,000,000		Consolidated Edison Co., 5.85%, 4/1/2018	3,589,039
690,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	807,287
6,120,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	7,794,196
2,950,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	4,022,508
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	3,510,433
1,380,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.10%, 6/15/2013	1,411,143
2,990,000	[1,2]	Electricite De France SA, 5.50%, 1/26/2014	3,371,414
9,675,000	[1,2]	Electricite De France SA, Note, Series 144A, 5.60%, 1/27/2040	10,733,692
2,840,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	2,957,122
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	294,925
1,250,000		Entergy Gulf States, Inc., 1st Mtg. Bond, 4.875%, 11/1/2011	1,254,089

Principal Amount or Shares			Value
$1,360,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	1,703,222
3,000,000		FPL Group Capital, Inc., Unsecd. Note, 5.35%, 6/15/2013	3,303,806
3,370,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	3,597,559
6,520,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	6,922,643
1,830,562	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	2,020,657
2,340,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	2,702,140
1,750,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, 6.25%, 6/17/2014	1,948,474
3,730,000		MidAmerican Energy Co., 4.65%, 10/1/2014	4,178,435
1,325,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,521,532
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,230,720
2,690,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	3,018,996
6,308,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	9,090,721
860,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	1,002,212
1,020,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,106,822
3,450,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	3,550,812
3,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	3,127,908
435,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	513,338
710,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	840,708
4,075,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	4,149,528
2,290,000		Progress Energy, Inc., 7.05%, 3/15/2019	2,868,649
500,000		SCANA Corp., Sr. Unsecd. Note, Series MTN, 6.875%, 5/15/2011	521,298
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	1,663,734
1,225,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	1,340,921
3,700,000		Union Electric Co., 6.00%, 4/1/2018	4,300,516
1,280,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.00%, 6/30/2019	1,477,547
7,340,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	8,015,013
6,000,000		Westar Energy, Inc., 1st Mtg. Bond, 8.625%, 12/1/2018	8,013,802
		TOTAL	141,225,841
		Utility - Natural Gas Distributor – 0.5%
14,875,000		Atmos Energy Corp., 4.95%, 10/15/2014	16,450,039
2,000,000		Atmos Energy Corp., 5.125%, 1/15/2013	2,167,635
1,290,000		Atmos Energy Corp., 8.50%, 3/15/2019	1,685,824
1,700,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	1,850,251
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,347,821
2,655,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	3,169,981
3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	4,213,917
3,000,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	3,422,883
		TOTAL	34,308,351
		Utility - Natural Gas Pipelines – 1.0%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	732,065
1,205,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,317,523
3,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	4,323,269
2,985,000		Enterprise Products Operating LLC, 4.60%, 8/1/2012	3,126,961
5,820,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	7,141,670
11,880,000		Enterprise Products Operating LP, Company Guarantee, 5.90%, 4/15/2013	12,924,347
5,900,000		Kinder Morgan Energy Partners LP, 7.50%, 11/1/2010	5,959,422
7,210,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	8,140,731
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,696,658
3,340,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	3,958,674

Principal Amount or Shares			Value
$12,470,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 7.125%, 3/15/2012	13,480,043
5,760,000		Williams Partners LP, 5.25%, 3/15/2020	6,231,491
		TOTAL	69,032,854
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,362,610,877)	2,593,428,242
		Adjustable Rate Mortgages – 0.0%
		Federal National Mortgage Association – 0.0%
19,581		FNMA ARM 681769, 2.421%, 1/01/2033	20,296
		Government National Mortgage Association – 0.0%
1,480		GNMA2 ARM 8717, 3.125%, 10/20/2025	1,523
2,845		GNMA2 ARM 80201, 30 Year, 3.375%, 5/20/2028	2,978
		TOTAL	4,501
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $24,665)	24,797
		Asset-Backed Securities – 0.6%
		Commercial Mortgage – 0.6%
12,000,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AM, 5.509%, 9/15/2039	9,217,754
33,680,000		Morgan Stanley Capital, Inc., Class A4, 5.880%, 6/11/2049	35,549,281
		TOTAL	44,767,035
		Financial Institution - Finance Noncaptive – 0.0%
330,883		Countrywide Home Loan, Inc., Class 2A1, 6.00%, 2/25/2037	249,056
		Home Equity Loan – 0.0%
4,522	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029	3,753
		Utility — Electric – 0.0%
501,308		Peco Energy Transition Trust 2001-A, Class A1, 6.52%, 12/31/2010	501,621
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $41,156,234)	45,521,465
		Certificate of Deposit – 0.0%
		Financial Institution - Banking – 0.0%
85,000		Goldman Sachs Bank USA CD, 4.60%, 12/12/2012 (IDENTIFIED COST $86,834)	90,874
		GOVERNMENT AGENCIES – 2.7%
630,000		Federal Farm Credit System, Bond, 4.30%, 12/15/2014	704,238
2,000,000		Federal Farm Credit System, Bond, 4.60%, 5/27/2015	2,058,476
1,000,000		Federal Farm Credit System, Bond, 4.75%, 12/12/2013	1,118,025
1,000,000		Federal Farm Credit System, Bond, 5.625%, 12/21/2021	1,063,433
1,500,000		Federal Farm Credit System, Bond, 6.03%, 12/29/2010	1,528,226
45,000,000	[6]	Federal Home Loan Bank System, 3.625%, 10/18/2013	48,778,254
1,250,000		Federal Home Loan Bank System, Bond, 3.50%, 3/13/2015	1,356,772
2,000,000		Federal Home Loan Bank System, Bond, 4.25%, 6/10/2011	2,060,027
2,000,000		Federal Home Loan Bank System, Bond, 4.25%, 6/14/2013	2,186,253
2,000,000	[6]	Federal Home Loan Bank System, Bond, 4.625%, 10/10/2012	2,165,067
2,000,000		Federal Home Loan Bank System, Bond, 5.00%, 12/9/2016	2,339,944
1,000,000		Federal Home Loan Bank System, Bond, 5.65%, 4/20/2022	1,080,122
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.50%, 11/15/2012	487,121
2,000,000		Federal Home Loan Mortgage Corp., 2.125%, 3/23/2012	2,049,727
40,000,000	[6]	Federal Home Loan Mortgage Corp., 4.875%, 6/13/2018	46,879,360
2,000,000	[6]	Federal Home Loan Mortgage Corp., Note, 3.75%, 3/27/2019	2,176,987
400,000		Federal Home Loan Mortgage Corp., Note, 4.625%, 4/4/2013	439,240
15,000,000		Federal Home Loan Mortgage Corp., Note, Series MTN, 4.75%, 10/4/2010	15,060,120

Principal Amount or Shares			Value
$40,000,000		Federal National Mortgage Association, 3.875%, 7/12/2013	43,430,920
5,780,000	[6]	Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	8,036,113
2,000,000		Federal National Mortgage Association, Note, 2.75%, 3/13/2014	2,113,999
1,000,000	[6]	Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,130,004
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $169,568,022)	188,242,428
		Governments/Agencies – 0.3%
		Sovereign – 0.3%
16,950,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	19,577,250
3,500,000		United Mexican States, 6.625%, 3/3/2015	4,095,000
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $19,734,239)	23,672,250
		U.S. Treasury – 20.2%
		U.S. Treasury Notes – 20.2%
100,000,000		United States Treasury Note, 1.00%, 4/30/2012	100,926,720
175,000,000		United States Treasury Note, 1.00%, 9/30/2011	176,285,165
400,000,000	[6]	United States Treasury Note, 1.125%, 6/15/2013	404,907,040
546,000,000	[6]	United States Treasury Note, 2.625%, 8/15/2020	553,251,535
1,000,000		United States Treasury Note, 2.875%, 1/31/2013	1,056,764
9,000,000	[7]	United States Treasury Note, 3.125%, 5/15/2019	9,591,402
14,800,000		United States Treasury Note, 3.25%, 5/31/2016	16,144,254
54,500,000		United States Treasury Note, 3.375%, 11/15/2019	58,891,327
84,000,000		United States Treasury Note, 3.50%, 5/15/2020	91,570,534
1,000,000		United States Treasury Note, 3.625%, 12/31/2012	1,071,960
1,000,000		United States Treasury Note, 4.125%, 5/15/2015	1,132,305
1,000,000		United States Treasury Note, 4.25%, 11/15/2014	1,131,442
1,000,000		United States Treasury Note, 4.625%, 7/31/2012	1,080,234
1,000,000		United States Treasury Note, 4.875%, 7/31/2011	1,041,875
200,000		United States Treasury Note, 5.00%, 8/15/2011	209,023
1,000,000		United States Treasury Note, 5.125%, 6/30/2011	1,040,371
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,386,222,648)	1,419,331,951
		Mortgage-Backed Securities – 0.0%
		Federal Home Loan Mortgage Corporation – 0.0%
237,329		Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	255,719
83,773		Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	90,262
23,011		Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	24,126
		TOTAL	370,107
		Federal National Mortgage Association – 0.0%
130,959		Federal National Mortgage Association, Pool 254805, 5.00%, 6/1/2013	139,292
102,158		Federal National Mortgage Association, Pool 255014, 4.50%, 11/1/2010	102,288
111,178		Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014	119,942
3,703		Federal National Mortgage Association, Pool 390900, 7.50%, 6/1/2012	3,873
384,581		Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	410,930
		TOTAL	776,325
		Government National Mortgage Association – 0.0%
28,211		Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	32,182
1,467		Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	1,689
4,050		Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026	4,615
1,387		Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	1,582
2,992		Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,424

Principal Amount or Shares			Value
$335		Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	387
177,273		Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	198,114
6,182		Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	6,904
6,873		Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	7,682
1,161		Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	1,303
323,384		Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	347,597
75,334		Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	84,140
		TOTAL	689,619
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,697,331)	1,836,051
		Collateralized Mortgage Obligations – 4.7%
		Commercial Mortgage – 4.7%
18,800,000		Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049	19,281,464
14,782,000		Banc of America Commercial Mortgage, Inc. 2007-1, Class A4, 5.451%, 1/15/2049	15,322,944
5,000,000		Banc of America Commercial Mortgage, Inc. 2007-4, Class A4, 5.842%, 2/10/2051	5,321,917
5,885,773		CS First Boston Mortgage Securities Corp. 2005-C6, Class A2FX, 5.207%, 12/15/2040	5,894,095
20,000,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	20,456,036
22,260,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	23,601,161
15,950,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AAB, 5.439%, 9/15/2039	16,782,073
6,000,000	[1,2]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/3/2015	6,257,599
17,500,000		JP Morgan Chase Commercial Mortgage Securities 2007-C1, Class A4, 5.716%, 2/15/2051	18,361,805
16,500,000		JP Morgan Chase Commercial Mortgage Securities, 2007-CB19, Class A4, 5.746%, 2/12/2049	17,356,428
34,889,985	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	36,464,064
29,602,000		LB-UBS Commercial Mortgage Trust 2007-C1, Class A4, 5.424%, 2/15/2040	30,669,948
16,000,000		LB-UBS Commercial Mortgage Trust 2008-C1, Class A2, 6.323%, 4/15/2041	17,732,258
3,000,000		Merrill Lynch Mortgage Trust 2008-C1, Class A2, 5.425%, 2/12/2051	3,126,046
10,332,000		Merrill Lynch Mortgage Trust 2008-C1, Class A4, 5.69%, 2/12/2051	10,722,142
6,700,000		Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.460%, 2/12/2051	6,133,109
10,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A4, 5.485%, 3/12/2051	9,734,277
11,475,000		Morgan Stanley Capital I 2006-IQ12, Class A4, 5.332%, 12/15/2043	12,248,074
30,000,000		Morgan Stanley Capital I 2007-IQ14, Class A4, 5.692%, 4/15/2049	29,904,528
22,950,000		Morgan Stanley Capital, Inc. 2007-T27, Class A4, 5.649%, 6/11/2042	25,291,788
		TOTAL	330,661,756
		Federal National Mortgage Association – 0.0%
16,769		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	19,107
7,482		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	8,275
		TOTAL	27,382
		Government National Mortgage Association – 0.0%
236,447		Government National Mortgage Association REMIC 0486C TA, 4.00%, 7/20/2034	246,707
		Non-Agency Mortgage – 0.0%
7,303	[1,2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.034%, 1/28/2027	5,696
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $310,342,652)	330,941,541
		MUNICIPAL – 0.2%
9,840,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.72% Bonds, 12/1/2038 (IDENTIFIED COST $10,064,140)	11,471,767
		PREFERRED STOCKS – 0.1%
		Finance - Commercial – 0.0%
26	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.000%	21,478

Principal Amount or Shares			Value
		Technology – 0.1%
4,425	[1]	Pitney Bowes International Holdings, Inc., Pfd., Series F, 6.125%	4,358,625
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $4,477,163)	4,380,103
		MUTUAL FUNDS – 33.5%;8
7,638,815		Emerging Markets Fixed Income Core Fund	207,130,956
112,337,675		Federated Mortgage Core Portfolio	1,146,967,662
299,714,097	[9]	Federated Prime Value Obligations Fund, Institutional Shares, 0.26%	299,714,097
7,180,435		Federated Project and Trade Finance Core Fund	71,517,134
98,786,406		High Yield Bond Portfolio	630,257,273
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $2,233,168,915)	2,355,587,122
		Repurchase Agreement – 12.3%
$865,439,000		Interest in $8,035,000,000 joint repurchase agreement 0.25%, dated 8/31/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $8,035,055,799 on 9/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $8,233,620,614 (purchased with proceeds from securities lending collateral). (AT COST)	865,439,000
		TOTAL INVESTMENTS — 111.5% (IDENTIFIED COST $7,404,592,720)[10]	7,839,967,591
		OTHER ASSETS AND LIABILITIES - NET — (11.5)%[11]	(809,468,154)
		TOTAL NET ASSETS — 100%	$7,030,499,437

At August 31, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[4] United States Treasury Note 5-Year Short Futures	1,200	$144,384,376	December 2010	(602,592)

At August 31, 2010, the Fund had the following open swap contract:

Credit Default Swap Counterparty	Goldman Sachs & Co.
Reference Entity	Series 14 Investment Grade Index
Buy/Sell	Buy
Pay/Receive Fixed Rate	1.00%
Expiration Date	6/15/2015
Implied Credit Spread at 8/31/2010[12]	0.96%
Notional Amount	$400,000,000
Market Value	$2,659,040
Upfront Premiums Paid/(Received)	$3,397,085
Unrealized Depreciation	$(738,045)

Unrealized Depreciation on Futures Contracts and Swap Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2010, these restricted securities amounted to $347,587,917, which represented 4.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2010, these liquid restricted securities amounted to $330,252,642, which represented 4.7% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at August 31, 2010, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	3/24/2010	$12,000,000	$12,976,650
Pitney Bowes International Holdings, Inc., Pfd., Series F, 6.125%	3/23/2010 - 3/25/2010	$4,469,250	$4,358,625
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Non-income producing security.
5	Issuer in default.
6	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of August 31, 2010, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$850,013,546	$865,439,000
7	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
8	Affiliated companies.
9	7-Day net yield.
10	At August 31, 2010, the cost of investments for federal tax purposes was $7,404,100,128. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts and swap contracts was $435,867,463. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $445,170,003 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,302,540.
11	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.
12	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds*	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$2,593,428,242	$ —	$2,593,428,242
Adjustable Rate Mortgages	—	24,797	—	24,797
Asset-Backed Securities	—	45,521,465	—	45,521,465
Certificate of Deposit	—	90,874	—	90,874
Government Agencies	—	188,242,428	—	188,242,428
Governments/Agencies	—	23,672,250	—	23,672,250
U.S. Treasury	—	1,419,331,951	—	1,419,331,951
Mortgage-Backed Securities	—	1,836,051	—	1,836,051
Collateralized Mortgage Obligations	—	330,941,541	—	330,941,541
Municipal	—	11,471,767	—	11,471,767
Equity Securities:
Preferred Stocks
Domestic	—	4,380,103	—	4,380,103
Mutual Funds	2,355,587,122	—	—	2,355,587,122
Repurchase Agreement	—	865,439,000	—	865,439,000
TOTAL SECURITIES	$2,355,587,122	$5,484,380,469	$ —	$7,839,967,591
OTHER FINANCIAL INSTRUMENTS**	$(602,592)	$(738,045)	$ —	$(1,340,637)
*	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invests primarily in emerging markets fixed-income securities.
**	Other financial instruments include futures contracts and swap contracts.

The following acronyms are used throughout this portfolio:
ARM	— Adjustable Rate Mortgage
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
MTN	— Medium Term Note
REITs	— Real Estate Investment Trusts
REMIC	— Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Total Return Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	October 20, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2010